Schedule 1 - Condensed Parent Company Financial Statements (Short-Term Borrowing Activity) (Details) (Aqua America, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Aqua America, Inc. [Member]
Short-term Debt [Line Items]
Balance outstanding at December 31,
Interest rate at December 31,
Average borrowings outstanding	583
Weighted-average interest rate	0.78%
Maximum amount outstanding	$ 7,000